Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Balanced Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.5%
Penn Series Index 500 Fund* (Cost $23,646,889)	886,582	$45,047,211

AFFILIATED FIXED INCOME FUNDS — 40.1%
Penn Series Quality Bond Fund* (Cost $29,407,177)	1,812,844	30,310,745
TOTAL INVESTMENTS — 99.6% (Cost $53,054,066)		$75,357,956
Other Assets & Liabilities — 0.4%		303,902
TOTAL NET ASSETS — 100.0%		$75,661,858

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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